Leases (Details) (USD $) In Thousands, unless otherwise specified	Dec. 25, 2011
Summary of future minimum lease obligations
2012, Non- Cancelable Operating Lease	$ 121,036
2013, Non- Cancelable Operating Lease	116,571
2014, Non- Cancelable Operating Lease	100,339
2015, Non- Cancelable Operating Lease	80,184
2016, Non- Cancelable Operating Lease	45,622
Thereafter, Non- Cancelable Operating Lease	95,073
Total future minimum lease obligation, Non- Cancelable Operating Lease	558,825
2012, Capital lease	2,331
2013, Capital lease	1,526
2014, Capital lease	1,526
2015, Capital lease	1,526
2016, Capital lease	1,526
Thereafter, Capital lease	1,400
Total future minimum lease obligation, Capital lease	9,835
Less: amounts representing interest	2,305
Present value of future minimum lease obligation	7,530
Current portion of capital lease obligation	1,646
Long-term portion of capital lease obligation	$ 5,884